UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -------------

Check here if Amendment [X]; Amendment Number:             1
                                               ------------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           TCS Capital Management, LLC
Address:        888 Seventh Avenue, Suite 1504
                New York, New York  10019

Form 13F File Number:  028-10340

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:             Eamon Smith
Title:            Chief Financial Officer
Phone:            (212) 621-8771

Signature, Place, and Date of Signing:


/s/ Eamon Smith           New York, New York              September 15, 2004
-----------------         ----------------------          ------------------
[Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                                    ----
Form 13F Information Table Entry Total:                               47
                                                                    ----
Form 13F Information Table Value Total:                         $689,720
                                                                 -------
                                                               (thousands)

Explanatory Remarks:

The Reporting Manager is filing this amendment to correct the position listed on the attached Information Table. The initial Form 13F for the quarter ended June 30, 2004, filed by the Reporting Manager on August 16, 2004 (the "Initial 13F"), misstated the Title of Class and CUSIP Number for this position. This amendment does not alter any of the totals reported on the Initial 13F, which are restated in the above Report Summary.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                  NONE

                           TCS Capital Management LLC
                          Form 13F/A Information Table
                           Quarter Ended June 30, 2004

Name of        Title of                 Value       Shares/     Sh/   Put/    Investment     Other            Voting Authority
Issuer         Class       CUSIP        (x $1000)   Prn Amt     Prn   Call    Discretion     Managers   Sole        Shared      None
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP    COM FON     852061100    65,912      3,744,999   SH            SOLE                      3,744,999
               GROUP
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